Inventories	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
INVENTORIES

Note 5 - INVENTORIES

As of December 31, 2019 and 2018, inventories consisted of the following:

	December 31, 2019	December 31, 2018
Raw materials	$645,002	$857,462
Work in process	146,345	2,313,763
Finished goods	195,586	1,448,854
Total	986,933	4,620,079
Inventory write-down	(518,119)	(1,668 ,508)
Translation adjustments	4,402	68,233
Inventories, net	$473,216	$3,019,804

The work in process and finished goods held by third parties were $919,390 and $0, respectively, as of December 31, 2018. There was no inventory held by third party as of December 31, 2019.

The Company recorded write-down of potentially obsolete or slow-moving inventories of $518,119 and $1,501,510, and lower of cost or market adjustment of $0 and $166,998 for the years ended December 31, 2019 and 2018, respectively.